Income Taxes - Provision for Income Taxes (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	$ 11	$ (35)	$ 17	$ (89)
Deferred Tax Expense (Recovery)	(877)	55	(836)	(49)
Tax Expense (Recovery) From Continuing Operations	(866)	20	(819)	(138)
Canada [Member]
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	8	$ (35)	12	(93)
United States [Member]
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	$ 3		$ 5	$ 4